Note 8 - Fair Value Measurement - Fair Value Measurement Inputs and Valuation Techniques (Details)	Dec. 31, 2024	Dec. 31, 2023
Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate	0.0421
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate		0.0415
Measurement Input, Expected Term [Member]
Risk-free interest rate	5.5	5.5
Measurement Input, Price Volatility [Member]
Risk-free interest rate	0.5799	0.5221
Measurement Input, Expected Dividend Rate [Member]
Risk-free interest rate
North Run Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate	3.55
North Run Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate	3.58
North Run Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Risk-free interest rate	5.35
North Run Warrants [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Risk-free interest rate	5.5
North Run Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Risk-free interest rate	42.6
North Run Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Risk-free interest rate	43.2
North Run Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Risk-free interest rate	0
Historical Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Risk-free interest rate	3.58
Historical Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Risk-free interest rate	4.38
Historical Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Risk-free interest rate	2.32
Historical Warrants [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Risk-free interest rate	5.15
Historical Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Risk-free interest rate	39.58
Historical Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Risk-free interest rate	60.8
Historical Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Risk-free interest rate	0